Income Taxes - Schedule of Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Before Income Tax Expense [Line Items]
Total	$ (4,664,930)	$ 119,017	$ 695,614
Domestic (Cayman Islands) [Member]
Schedule of Before Income Tax Expense [Line Items]
Domestic (Cayman Islands)	(1,788,371)	(159,527)	(31,133)
Foreign (Malaysia) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	469,185	278,544	726,747
Foreign (Hong Kong) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	(1,924)
Foreign (BVI) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	$ (3,343,820)